UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Woodside Asset Management, Inc.
Address: 3000 Sand Hill Rd., Bldg. 2 Ste. 160
         Menlo Park, CA  94025

Form 13F File Number: 28-6942

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Claudia Belmessieri
Title:   Operations Manager
Phone:   650-854-5100

Signature, Place, and Date of Signing:

Claudia Belmessieri, Menlo Park, CA, January 25, 2002


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	42
Form 13F Information Table Value Total:	$109,234

List of Other Included Managers:

No.   13F File Number        Name

None


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                                                          FORM 13F INFORMATION TABLE
				Class			MktVal		Prn	Invst	Oth	Voting Authority
Name of Issuer		Title	CUSIP		x$1000 	Shs	Amt	Dscrt	Mgr	Sole		Shr	None
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------
Allied Waste Indus.	COM	019589308 	1133		 80550 SH	SOLE		 80550	0	0
AMGEN Inc.			COM	031162100	2923		 51795 SH	SOLE		 51795	0	0
Applied Matls. Inc.	COM	038222105	2230		 55610 SH	SOLE		 55610	0	0
Archstone-Smith Trust	COM	039583109	3248		123505 SH	SOLE		123505	0	0
Avalon Bay Comm. Inc.	COM	053484101	3521		 74433 SH	SOLE		 74433	0	0
Aventis ADR			COM	053561106	3016		 42473 SH	SOLE		 42473	0	0
Bed Bath & Beyond Inc.	COM	075896100	3991		117740 SH	SOLE		117740	0	0
Boston Properties Inc.	COM	101121101	3010		 79223 SH	SOLE		 79223	0	0
Calpine Corporation	COM	131347106	1438		 85665 SH	SOLE		 85665	0	0
Citigroup Inc.		COM	172967101	3295		 65275 SH	SOLE		 65275	0	0
Commerce Group Inc.	COM	200641108	1828		 48505 SH	SOLE		 48505	0	0
Equity Office Prop.	COM	294741103	2957		 98316 SH	SOLE		 98316	0	0
Equity Residential	COM	29476L107	3279		114204 SH	SOLE		114204	0	0
Exxon Mobil Corp.(New)	COM	30231G102	 239		  6076 SH	SOLE		  6076	0	0
Fifth Third Bancorp	COM	316773100	3655		 59603 SH	SOLE		 59603	0	0
First Data Corp		COM	319963104	3107		 39610 SH	SOLE		 39610	0	0
Flowserve Corp.		COM	34354P105	1299		 48830 SH	SOLE		 48830	0	0
Hanover Compressor Co.	COM	410768105	1219		 48248 SH	SOLE		 48248	0	0
Home Depot Inc.		COM	437076102	3570		 69980 SH	SOLE		 69980	0	0
Huaneng Power Intl ADR	COM	443304100	3810		158103 SH	SOLE		158103	0	0
Ing Groep NV ADR		COM	456837103	2391		 93935 SH	SOLE		 93935	0	0
Johnson & Johnson		COM	478160104	3075		 52030 SH	SOLE		 52030	0	0
Kimberly Clark Corp.	COM	494368103	3204		 53575 SH	SOLE		 53575	0	0
Ligand Pharm. Inc.Cl B	COM	53220K207	3327		185855 SH	SOLE		185855	0	0
Mattel Inc.			COM	577081102	2726		158510 SH	SOLE		158510	0	0
Mirant Corp.		COM	604675108	1197		 74730 SH	SOLE		 74730	0	0
Nabors Industries Inc.	COM	629568106	1030		 30005 SH	SOLE		 30005	0	0
OM Group Inc.		COM	670872100	3028		 45740 SH	SOLE		 45740	0	0
Oracle Corp.		COM	68389X105	 207		 15000 SH	SOLE		 15000	0	0
Pfizer Inc.			COM	717081103	2025		 50820 SH	SOLE		 50820	0	0
Plum Creek Tmbr Co Inc	COM	729251108	3544		125021 SH	SOLE		125021	0	0
Prologis Trust		COM	743410102	3061		142295 SH	SOLE		142295	0	0
Qualcomm Inc.		COM	747525103	2589		 51275 SH	SOLE		 51275	0	0
SCP Pool Corp.		COM	784028102	1551		 56513 SH	SOLE		 56513	0	0
Sara Lee Corp.		COM	803111103	3621		162870 SH	SOLE		162870	0	0
Smithfield Foods Inc.	COM	832248108	1908		 86570 SH	SOLE		 86570	0	0
Tyco Int'l Ltd (New)	COM	902124106	4314		 73240 SH	SOLE		 73240	0	0
Vornado Realty Trust	COM	929042109	3396		 81625 SH	SOLE		 81625	0	0
Wal-Mart Stores, Inc.	COM	931142103	3748		 65130 SH	SOLE		 65130	0	0
Waste Management Inc.	COM	94106L109	3210		100585 SH	SOLE		100585	0	0
Watson Pharmaceuticals	COM	942683103	1140		 36320 SH	SOLE		 36320	0	0
Werner Enterprises Inc	COM	950755108	2174		 89480 SH	SOLE		 89480	0	0
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